UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ------------------

Check here if Amendment [   ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      James Morgan Rutman
           --------------------------------------------------
Address:   c/o Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-2854
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York       05/14/03
-----------------------------------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4
                                               -------------

Form 13F Information Table Entry Total:              96
                                               -------------

Form 13F Information Table Value Total:        $228,955
                                               -------------
                                               (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number             Name
    1              28-6362              Laurence D. Belfer
   ---            -----------        ----------------------------
    2              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    3              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------
    4              28-06505             Harvest Management, L.L.C.
   ---            -----------        ----------------------------

Mr. Rutman shares investment discretion with and is reporting on behalf of Mr. Belfer, Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Rutman, Mr. Belfer, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.


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

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
ADVANTA CORP                     CL B              007942204      251   33150  SH        OTHER   01 02 03 04         33150

ALLEN TELECOM INC                COMMON STOCK      018091108      682   70000  SH        OTHER   01 02 03 04         70000

AMERICAN INTL GROUP INC          COMMON STOCK      026874107     1446   29237  SH        OTHER   01 02 03 04         29237

AOL TIME WARNER INC              COMMON STOCK      00184A105     2188  201500  SH        OTHER   01 02 03 04        201500

APRIA HEALTHCARE GROUP INC       COMMON STOCK      037933108      467   20000  SH  PUT   OTHER   01 02 03 04         20000

ASML HLDG NV                     N Y SHS           N07059111      144   21944  SH        OTHER   01 02 03 04         21944

AT&T WIRELESS SVCS INC           COMMON STOCK      00209A106      639   96891  SH        OTHER   01 02 03 04         96891

AUTOZONE INC                     COMMON STOCK      053332102     1374   20000  SH  PUT   OTHER   01 02 03 04         20000

BANK UTD CORP LITIGATN CONT      RIGHT 99/99/9999  065416117       70  584731  SH        OTHER   01 02 03 04        584731

BAXTER INTL INC                  RIGHTS            071813125        0  452865  SH        OTHER   01 02 03 04        452865

BRISTOL MYERS SQUIBB CO          COMMON STOCK      110122108      211   10000  SH        OTHER   01 02 03 04         10000

CANADA LIFE FINL CORP            COMMON STOCK      135113108    15830  531100  SH        OTHER   01 02 03 04        531100

CELLEGY PHARMACEUTICALS INC      COMMON STOCK      15115L103      123   30000  SH        OTHER   01 02 03 04         30000

CENDANT CORP                     COMMON STOCK      151313103     1836  144572  SH        OTHER   01 02 03 04        144572

CMGI INC                         COMMON STOCK      125750109       59   75511  SH        OTHER   01 02 03 04         75511

COGNIZANT TECHNOLOGY SOLUTIO     CL A              192446102     2269   33715  SH        OTHER   01 02 03 04         33715

COMCAST CORP NEW                 CL A SPL          20030N200      687   25000  SH        OTHER   01 02 03 04         25000

CORNING INC                      COMMON STOCK      219350105      376   64467  SH        OTHER   01 02 03 04         64467

COX COMMUNICATIONS INC NEW       CL A              224044107     1556   50000  SH  PUT   OTHER   01 02 03 04         50000

DANAHER CORP DEL                 COMMON STOCK      235851102     1973   30000  SH  PUT   OTHER   01 02 03 04         30000

DELTA & PINE LD CO               COMMON STOCK      247357106     5031  222500  SH        OTHER   01 02 03 04        222500

DEUTSCHE TELEKOM AG              SPONSORED ADR     251566105     5928  537948  SH        OTHER   01 02 03 04        537948

DOW CHEM CO                      COMMON STOCK      260543103    10872  393766  SH        OTHER   01 02 03 04        393766

DREYERS GRAND ICE CREAM INC      COMMON STOCK      261878102    13171  190000  SH  PUT   OTHER   01 02 03 04        190000

DREYERS GRAND ICE CREAM INC      COMMON STOCK      261878102    12284  177200  SH        OTHER   01 02 03 04        177200

DREYERS GRAND ICE CREAM INC      WHEN ISSUED       261877104     1918   25000  SH        OTHER   01 02 03 04         25000

EL PASO CORP                     COMMON STOCK      28336L109     1857  306963  SH        OTHER   01 02 03 04        306963

ELAN PLC                         RIGHTS            G29539148        0 1078575  SH        OTHER   01 02 03 04       1078575

ENZON PHARMACEUTICALS INC        COMMON STOCK      293904108     2213  195000  SH        OTHER   01 02 03 04        195000

FIRST VA BANKS INC               COMMON STOCK      337477103     2354   60000  SH        OTHER   01 02 03 04         60000

GAP INC DEL                      COMMON STOCK      364760108      652   45000  SH        OTHER   01 02 03 04         45000

GENERAL MTRS CORP                CL H NEW          370442832     4480  400000  SH        OTHER   01 02 03 04        400000

GUCCI GROUP N V                  COM NY REG        401566104     1430   15000  SH        OTHER   01 02 03 04         15000

GUCCI GROUP N V                  ORD               N3784D102      477    5000  SH        OTHER   01 02 03 04          5000

HARMONIC INC                     COMMON STOCK      413160102      112   33514  SH        OTHER   01 02 03 04         33514

HASBRO INC                       COMMON STOCK      418056107      213   15350  SH        OTHER   01 02 03 04         15350

HILFIGER TOMMY CORP              ORD               G8915Z102       72   10000  SH        OTHER   01 02 03 04         10000

HOUSEHOLD INTL INC               COMMON STOCK      441815107        0   50000  SH  PUT   OTHER   01 02 03 04         50000

HOUSEHOLD INTL INC               COMMON STOCK      441815107    13129  465241  SH        OTHER   01 02 03 04        465241

I2 TECHNOLOGIES INC              COMMON STOCK      465754109       77   97456  SH        OTHER   01 02 03 04         97456

IGEN INC                         COMMON STOCK      449536101     2477   70000  SH        OTHER   01 02 03 04         70000

IGEN INC                         COMMON STOCK      449536101     2956   30000  SH  CALL  OTHER   01 02 03 04         30000

IMAX CORP                        COMMON STOCK      45245E109      929  190000  SH        OTHER   01 02 03 04        190000

INCO LTD                         W EXP 08/21/200   453258139       92   17985  SH        OTHER   01 02 03 04         17985

INTERGRAPH CORP                  COMMON STOCK      458683109     3974  229200  SH        OTHER   01 02 03 04        229200

JDS UNIPHASE CORP                COMMON STOCK      46612J101      833  292267  SH        OTHER   01 02 03 04        292267

JOHN HANCOCK BK & THIRFT OPP     SH BEN INT        409735107      770  110000  SH        OTHER   01 02 03 04        110000

JOHNSON & JOHNSON                COMMON STOCK      478160104     2387   41255  SH        OTHER   01 02 03 04         41255

JP MORGAN CHASE & CO             COMMON STOCK      46625H100     3188  134449  SH        OTHER   01 02 03 04        134449

K2 INC                           COMMON STOCK      482732104      309   39993  SH        OTHER   01 02 03 04         39993

KOHLS CORP                       COMMON STOCK      500255104     1697   30000  SH  PUT   OTHER   01 02 03 04         30000

KROGER CO                        COMMON STOCK      501044101     1331  101200  SH        OTHER   01 02 03 04        101200

LINCARE HLDGS INC                COMMON STOCK      532791100      307   10000  SH  PUT   OTHER   01 02 03 04         10000

MAD CATZ INTERACTIVE INC         COMMON STOCK      556162105       73  116050  SH        OTHER   01 02 03 04        116050

MATTEL INC                       COMMON STOCK      577081102     1994   88640  SH        OTHER   01 02 03 04         88640

MAXIM INTEGRATED PRODS INC       COMMON STOCK      57772K101      701   19404  SH        OTHER   01 02 03 04         19404

MCLEOD USA INC                   WARRANT           582266110       10   60689  SH        OTHER   01 02 03 04         60689

MEDIMMUNE INC                    COMMON STOCK      584699102      901   27438  SH        OTHER   01 02 03 04         27438

NEXT LEVEL COMM INC              COMMON STOCK      65333U104      204  174100  SH        OTHER   01 02 03 04        174100

NORTEL NETWORKS CORP NEW         COMMON STOCK      656568102      355  170904  SH        OTHER   01 02 03 04        170904

NORTHROP GRUMMAN CORP            COMMON STOCK      666807102     1955   22781  SH        OTHER   01 02 03 04         22781

NTL INC DEL                      ESCROW            62940N9M6        0 2000000  SH        OTHER   01 02 03 04       2000000

OCEAN ENERGY INC DEL             COMMON STOCK      67481E106     5164  258200  SH        OTHER   01 02 03 04        258200

P&O PRINCESS CRUISES PLC         ADR               693070104      344   12900  SH        OTHER   01 02 03 04         12900

PANAMERICAN BEVERAGES INC        CL A              P74823108     3902  180000  SH        OTHER   01 02 03 04        180000

PATHMARK STORES INC NEW          COMMON STOCK      70322A101      468   70100  SH        OTHER   01 02 03 04         70100

PEREGRINE PHARMACEUTICALS IN     CONV              71366QAC5      573 1000000  PRN       OTHER   01 02 03 04       1000000

PG & E CORP                      COMMON STOCK      69331C108      269   20000  SH        OTHER   01 02 03 04         20000

PHARMACEUTICAL PROD DEV INC      COMMON STOCK      717124101      470   17500  SH        OTHER   01 02 03 04         17500

PHARMACIA CORP                   COMMON STOCK      71713U102    46348 1070400  SH        OTHER   01 02 03 04       1070400

PRICE COMMUNICATIONS CORP        COMMON STOCK NEW  741437305     1196  100000  SH        OTHER   01 02 03 04        100000

PROBUSINESS SERVICES INC         COMMON STOCK      742674104     1732  130000  SH        OTHER   01 02 03 04        130000

PROGRESS ENERGY INC              CONTINGENT VALUE  743263AA3       18  138038  SH        OTHER   01 02 03 04        138038

QUINTILES TRANSNATIONAL CORP     COMMON STOCK      748767100     5776  475000  SH        OTHER   01 02 03 04        475000

QWEST COMMUNICAIONS INTL IN      COMMON STOCK      749121109      435  124535  SH        OTHER   01 02 03 04        124535

REGISTER COM INC                 COMMON STOCK      75914G101       93   16800  SH        OTHER   01 02 03 04         16800

SANMINA SCI CORP                 COMMON STOCK      800907107      618  153094  SH        OTHER   01 02 03 04        153094

SCHWAB CHARLES CORP NEW          COMMON STOCK      808513105     1233  170809  SH        OTHER   01 02 03 04        170809

SCIOS INC                        COMMON STOCK      808905103     5926  134500  SH        OTHER   01 02 03 04        134500

SPX CORP                         COMMON STOCK      784635104      458   13400  SH        OTHER   01 02 03 04         13400

TARGET CORP                      COMMON STOCK      87612E106      293   10000  SH  PUT   OTHER   01 02 03 04         10000

TAUBMAN CTRS INC                 COMMON STOCK      876664103      511   30000  SH        OTHER   01 02 03 04         30000

TELEFONICA S A                   SPONSORED ADR     879382208     1205   42956  SH        OTHER   01 02 03 04         42956

TERADYNE INC                     COMMON STOCK      880770102     1553  133398  SH        OTHER   01 02 03 04        133398

TEXAS INSTRS INC                 COMMON STOCK      882508104      456   27837  SH        OTHER   01 02 03 04         27837

TOYS R US INC                    COMMON STOCK      892335100      193   23000  SH        OTHER   01 02 03 04         23000

TYCO INTL LTD NEW                COMMON STOCK      902124106      129   10000  SH        OTHER   01 02 03 04         10000

V F CORP                         COMMON STOCK      918204108      564   15000  SH  PUT   OTHER   01 02 03 04         15000

VERISIGN INC                     COMMON STOCK      92343E102      592   67781  SH        OTHER   01 02 03 04         67781

VERITAS SOFTWARE CO              COMMON STOCK      923436109     1082   61491  SH        OTHER   01 02 03 04         61491

VIACOM INC                       CL B              925524308     2507   68640  SH        OTHER   01 02 03 04         68640

VIVENDI UNIVERSAL                SPON ADR NEW      92851S204      688   51367  SH        OTHER   01 02 03 04         51367

WALLACE COMPUTER SERVICES IN     COMMON STOCK      932270101     4671  187500  SH        OTHER   01 02 03 04        187500

WARNACO GROUP INC                CL A NEW          934390402     1663  166924  SH        OTHER   01 02 03 04        166924

WASHINGTON MUT INC               COMMON STOCK      939322103      994   28189  SH        OTHER   01 02 03 04         28189

YAHOO INC                        COMMON STOCK      984332106      937   39022  SH        OTHER   01 02 03 04         39022
